CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 5,983,056	¥ 4,897,190
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,168,516	932,302
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	595,220	677,046
Long-term debt, liabilities accounted for at fair value	¥ 2,380,034	¥ 1,955,636
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	25,392,498,945	25,389,644,945
Treasury stock, shares	34,314,755	24,829,446